Fair Value Measurements - Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements Embedded Derivative Liability (Details) - Embedded Derivative Liability - Level 3	Jun. 03, 2021	Nov. 23, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Probability of change of control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	90
Probability of issuance of debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	5	100
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	39	35